Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenues From Contract With Customer [Line Items]
Contract asset balances	$ 37	$ 42
Contract liability balances	87	106
Revenue recognized from contract liability balances	91
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Contract asset balances	51	58
Contract liability balances	34	49
Revenue recognized from contract liability balances	28
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Contract liability balances	26	$ 22
Revenue recognized from contract liability balances	$ 22